COMMITMENTS AND CONTINGENT LIABILITIES - CONTINGENT LIABILITIES (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities in business combination [line items]
Guarantees	¥ 14,840,000,000	¥ 17,240,000,000
Liability accrued for a loss under guarantee	0	0
Joint ventures
Disclosure of contingent liabilities in business combination [line items]
Guarantees	6,390,000,000	7,100,000,000
Associates
Disclosure of contingent liabilities in business combination [line items]
Guarantees	8,450,000,000	10,140,000,000
Zhongtian Synergetic Energy
Disclosure of contingent liabilities in business combination [line items]
Guarantees	8,450,000,000	¥ 10,140,000,000
Guarantee in respect to standby credit facilities granted by banks	¥ 17,050,000,000